CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 46,527	$ 46,695	$ 39,650
Cost of revenues	(36,188)	(33,593)	(31,380)
Gross profit	10,339	13,102	8,270
Operating expenses:
Research and development, net	(187)	(85)	(92)
Selling, general and administrative	(5,760)	(5,722)	(5,207)
Operating income	4,392	7,295	2,971
Financial income	705	422	887
Income before income taxes	5,097	7,717	3,858
Income tax benefit (expenses), net	(873)	(1,364)	(664)
Net income	4,224	6,353	3,194
Other comprehensive income:
Foreign currency translation adjustments	(119)	(406)	(2,527)
Total comprehensive income	$ 4,105	$ 5,947	$ 667
Basic income per ordinary share attributable to Eltek Ltd. shareholders	$ 0.64	$ 1.08	$ 0.55
Diluted income per ordinary share attributable to Eltek Ltd. shareholders	$ 0.63	$ 1.07	$ 0.55